Note Employee benefits (Plans target allocation by asset category) (Detail)	12 Months Ended
Dec. 31, 2015
Equity
Defined Benefit Plan Disclosure [Line Items]
Minimum allotment	0.00%
Maximum allotment	70.00%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Minimum allotment	0.00%
Maximum allotment	100.00%
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Minimum allotment	0.00%
Maximum allotment	100.00%